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January 30, 2004


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


Re:  GE Private Asset Management Funds, Inc. (the "Fund")
     File Nos. 33-61973 & 811-8977


Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 9 filed on January 28, 2004, which became effective on January 28, 2004.

Please return an electronic transmittal as evidence of your receipt of this filing.

Any questions regarding this filing should be directed to the undersigned at
(203) 890-7044.


Sincerely yours,

/s/ Michael Kocur
Michael Kocur
Assistant Secretary